EPS (Details Narrative) - shares			6 Months Ended	12 Months Ended
	Oct. 07, 2025	Jul. 01, 2025	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025
Antidilutive earning per shares			0	0	0
Potential ordinary shares			0	0	0
Reverse stock split	1-for-30
Common Stock [Member]
Issuance of ordinary shares for common control combination		5,300,000		5,300,000